TRADING GAINS / (LOSSES)	12 Months Ended
Dec. 31, 2018
TRADING GAINS / (LOSSES)
TRADING GAINS / (LOSSES)

24.   TRADING GAINS / (LOSSES)

Trading gains / (losses) consists of realized and unrealized gains and losses from exchange-traded spot commodity contracts with customers and special members, commodity futures contracts, risk and return transfer agreements with third party fund, the realized gain from trading of physical commodities, realized and unrealized gains from equity securities investments pursuant to the adoption of ASU 2016-01, and realized gains and losses from the sale of AFS investments prior to the adoption of ASU 2016-01, all presented on a net basis.

Pursuant to the risk and return transfer agreements, the Group’s gains / (losses) arising from exchange-traded spot commodity contracts with customers were transferred to, and absorbed by the third party fund during the contract periods. Fair value movements on the risk and reward transfer agreement were recognised as trading gains / (losses). Settlements were made on a monthly basis.

The following table presents trading gains / (losses) for the years ended December 31:

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Spot commodity contracts	296,809	(133,116)	—	—
Risk and return transfer arrangement	(296,678)	134,678	—	—
Commodity futures contracts	(1,780)	753	—	—
Trading of physical commodities	2,840	(152)	—	—
Income from short-term investments	11,372	38,391	34,103	4,961
Income from equity method investment	—	—	230	33
Total	12,563	40,554	34,333	4,994